UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	  INVESTMENT COMPANY ACT FILE NUMBERS 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
First Investors Special Bond Fund, Inc.
September 30, 2005

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Principal
  Amount,
Shares or
 Warrants          Security                                                     Value
-------------------------------------------------------------------------------------
                   CORPORATE BONDS--84.6%
                   Aerospace/Defense--2.1%
          $150 M   Alliant Techsystems, Inc., 8.5%, 2011                     $158,625
           150 M   DRS Technologies, Inc., 6.875%, 2013                       145,500
           100 M   Dyncorp International, 9.5%, 2013 +                        105,000
-------------------------------------------------------------------------------------
                                                                              409,125
-------------------------------------------------------------------------------------
                   Automotive--7.7%
           100 M   Accuride Corp., 8.5%, 2015                                  98,500
            75 M   Asbury Automotive Group, Inc., 9%, 2012                     75,750
           594 M   Cambridge Industries Liquidating Trust,  2007 ++ **          5,938
           250 M   Collins & Aikman Products Co., 10.75%, 2011 ++             111,250
           250 M   Cooper Standard Automotive, Inc., 8.375%, 2014             211,250
           175 M   Dana Corp., 9%, 2011                                       177,902
           150 M   Navistar International Corp., 6.25%, 2012                  143,250
           500 M   Special Devices, Inc., 11.375%, 2008                       437,500
           228 M   TRW Automotive, Inc., 9.375%, 2013                         248,520
-------------------------------------------------------------------------------------
                                                                            1,509,860
-------------------------------------------------------------------------------------
                   Chemicals--12.2%
            15 M   BCP Crystal US Holdings Corp., 9.625%, 2014                 16,762
           150 M   Equistar Chemicals LP, 10.625%, 2011                       164,250
           250 M   Huntsman International, LLC, 7.375%, 2015 +                240,625
            67 M   Huntsman, LLC, 11.625%, 2010                                76,883
           100 M   IMC Global, Inc., 10.875%, 2013                            118,500
           300 M   Innophos, Inc., 8.875%, 2014 +                             308,250
                   Lyondell Chemical Co.:
           350 M       9.625%, 2007                                           369,250
           150 M       9.5%, 2008                                             157,875
           200 M   Millennium America, Inc., 9.25%, 2008                      216,000
           675 M   Resolution Performance Products, LLC, 13.5%, 2010          720,562
-------------------------------------------------------------------------------------
                                                                            2,388,957
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                   Consumer Non Durables--1.8%
           100 M   Broder Brothers Co., 11.25%, 2010                           99,500
                   Levi Strauss & Co.:
           150 M       8.254%, 2012 ***                                       150,375
           100 M       9.75%, 2015                                            102,500
-------------------------------------------------------------------------------------
                                                                              352,375
-------------------------------------------------------------------------------------
                   Energy--14.7%
           250 M   Belden & Blake Corp., 8.75%, 2012                          262,500
           300 M   Bluewater Finance, Ltd., 10.25%, 2012                      327,000
                   Chesapeake Energy Corp.:
           500 M       6.375%, 2015                                           505,000
           150 M       6.625%, 2016                                           152,625
           100 M   Compagnie Generale de Geophysique, 7.5%, 2015 +            104,500
           125 M   Dresser, Inc., 9.375%, 2011                                132,500
           250 M   El Paso Production Holding Co., 7.75%, 2013                262,500
           644 M   Giant Industries, Inc., 11%, 2012                          727,720
           100 M   POGO Producing Co., 6.875%, 2017 +                         101,875
           300 M   Tesoro Petroleum Corp., 9.625%, 2008                       315,525
-------------------------------------------------------------------------------------
                                                                            2,891,745
-------------------------------------------------------------------------------------
                   Financial Services--2.0%
           297 M   Dow Jones CDX High Yield, Trust 1, Series 4,
                   8.25%, 2010 +                                              295,515
            93 M   Targeted Return Index Securities Trust, 7.651%,
                   2015 + ***                                                  94,578
-------------------------------------------------------------------------------------
                                                                              390,093
-------------------------------------------------------------------------------------
                   Food/Beverage/Tobacco--1.6%
           150 M   Land O'Lakes, Inc., 8.75%, 2011                            157,875
           150 M   Pilgrim's Pride Corp., 9.625%, 2011                        162,000
-------------------------------------------------------------------------------------
                                                                              319,875
-------------------------------------------------------------------------------------
                   Forest Products/Containers--1.9%
           200 M   Stone Container Corp., 9.75%, 2011                         204,000
                   Tekni-Plex, Inc.:
            90 M       12.75%, 2010                                            50,400
           130 M       8.75%, 2013 +                                          111,800
-------------------------------------------------------------------------------------
                                                                              366,200
-------------------------------------------------------------------------------------
                   Gaming/Leisure--4.7%
           250 M   Circus & Eldorado/Silver Legacy, 10.125%, 2012             262,500
           100 M   Mandalay Resort Group, 6.375%, 2011                         99,750
           240 M   MGM Mirage, Inc., 6.625%, 2015 +                           238,500
           300 M   Park Place Entertainment Corp., 9.375%, 2007               317,250
-------------------------------------------------------------------------------------
                                                                              918,000
-------------------------------------------------------------------------------------
                   Health Care--9.6%
           250 M   DaVita, Inc., 7.25%, 2015                                  254,688
           120 M   Fisher Scientific International, Inc., 6.125%, 2015 +      120,900
                   HCA, Inc.:
           165 M       5.25%, 2008                                            162,925
           200 M       6.75%, 2013                                            204,501
           150 M   Insight Health Services Corp., 9.875%, 2011                121,875
           150 M   MedQuest, Inc., 11.875%, 2012                              159,000
            75 M   Quintiles Transnational Corp., 10%, 2013                    84,750
           250 M   Sybron Dental Specialties, Inc., 8.125%, 2012              268,750
           550 M   Tenet Healthcare Corp., 6.375%, 2011                       515,625
-------------------------------------------------------------------------------------
                                                                            1,893,014
-------------------------------------------------------------------------------------
                   Housing--1.9%
           140 M   Beazer Homes USA, Inc., 6.875%, 2015 +                     136,500
           150 M   Builders FirstSource, Inc., 8.04%, 2012 + ***              152,250
           100 M   Integrated Electrical Services, Inc., 9.375%, 2009          82,500
-------------------------------------------------------------------------------------
                                                                              371,250
-------------------------------------------------------------------------------------
                   Information Technology--.0%
           150 M   Exodus Communications, Inc., 10.75%, 2009 ++ **                 94
-------------------------------------------------------------------------------------
                   Investment/Finance Companies--.1%
            73 M   Finova Group, Inc., 7.5%, 2009                              28,638
-------------------------------------------------------------------------------------
                   Manufacturing--.9%
           200 M   Wolverine Tube, Inc., 7.375%, 2008 +                       173,000
-------------------------------------------------------------------------------------
                   Media-Broadcasting--3.3%
           280 M   Clear Channel Communications, Inc., 5.5%, 2014             270,350
           150 M   Sinclair Broadcasting Group, Inc., 8.75%, 2011             158,250
                   Young Broadcasting Inc.:
           136 M       10%, 2011                                              129,200
           100 M       8.75%, 2014                                             89,250
-------------------------------------------------------------------------------------
                                                                              647,050
-------------------------------------------------------------------------------------
                   Media-Cable TV--9.4%
           355 M   Adelphia Communications Corp., 10.25%, 2011 ++             271,575
           135 M   Atlantic Broadband Finance, LLC, 9.375%, 2014              128,250
           375 M   Cablevision Systems Corp., 8%, 2012                        365,625
           500 M   Charter Communications Holdings, LLC, 10%, 2009            433,750
           125 M   CSC Holdings, Inc., 8.125%, 2009                           126,562
           310 M   Echostar DBS Corp., 6.375%, 2011                           308,838
           200 M   Quebecor Media, Inc., 11.125%, 2011                        219,500
-------------------------------------------------------------------------------------
                                                                            1,854,100
-------------------------------------------------------------------------------------
                   Media-Diversified--5.0%
           300 M   Cenveo, Inc., 7.875%, 2013                                 291,000
                   Six Flags, Inc.:
           150 M       8.875%, 2010                                           149,250
            50 M       9.625%, 2014                                            49,500
           255 M   Speedway Motorsports, Inc., 6.75%, 2013                    262,969
           200 M   Universal City Development Partners, Ltd., 11.75%, 2010    227,000
-------------------------------------------------------------------------------------
                                                                              979,719
-------------------------------------------------------------------------------------
                   Metals/Mining--.3%
            60 M   Russell Metals, Inc., 6.375%, 2014                          58,800
-------------------------------------------------------------------------------------
                   Retail--General Merchandise--1.0%
           200 M   Neiman Marcus Group, Inc., 10.375%, 2015 +                 200,000
-------------------------------------------------------------------------------------
                   Services--2.6%
                   Allied Waste NA, Inc.:
           150 M       5.75%, 2011                                            140,625
           300 M       7.375%, 2014                                           283,500
           100 M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +          93,625
-------------------------------------------------------------------------------------
                                                                              517,750
-------------------------------------------------------------------------------------
                   Telecommunications--.0%
           600 M   ICG Services, Inc., 10%, 2008 ++ **                            375
           400 M   XO Communications, Inc., 9%, 2008 ++ **                        250
-------------------------------------------------------------------------------------
                                                                                  625
-------------------------------------------------------------------------------------
                   Transportation--.3%
            50 M   American Commercial Lines, LLC, 9.5%, 2015                  54,250
-------------------------------------------------------------------------------------
                   Utilities--.0%
           125 M   AES Drax Energy, Ltd., 11.5%, 2010 ++                          281
-------------------------------------------------------------------------------------
                   Wireless Communications--1.5%
           100 M   Rogers Wireless, Inc., 6.375%, 2014                        101,000
           230 M   Triton Communications, LLC, 9.375%, 2011                   189,750
-------------------------------------------------------------------------------------
                                                                              290,750
-------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $17,792,475)                          16,615,551
-------------------------------------------------------------------------------------
                   U.S. GOVERNMENT OBLIGATIONS--5.2%
         1,000 M   U.S. Treasury Notes, 7%, 2006 (cost $1,087,969)          1,022,188
-------------------------------------------------------------------------------------
                   COMMON STOCKS--3.3%
                   Food/Drug--.4%
         5,500     Ingles Markets, Inc.                                        86,900
-------------------------------------------------------------------------------------
                   Media Diversified--1.2%
         1,500    *MediaNews Group, Inc. - Class "A" **                       225,000
-------------------------------------------------------------------------------------
                   Telecommunications--1.7%
        15,988    *RCN Corporation                                            339,265
           500    *RCN Corporation **                                               5
           230    *Viatel Holding (Bermuda), Ltd. **                                1
         1,571    *World Access, Inc.                                               1
-------------------------------------------------------------------------------------
                                                                              339,272
-------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $619,711)                                  651,172
-------------------------------------------------------------------------------------
                   PREFERRED STOCKS--1.7%
                   Manufacturing
           363    *Day International Group, Inc., 12.25%, 2010, PIK
                   (cost $292,926)                                            327,653
-------------------------------------------------------------------------------------
                   WARRANTS--0%
                   Telecommunications
           250    *GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587) + **    --
-------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--3.8%
          $750 M   Prudential Funding Corp., 3.6%, 10/6/05 (cost $749,624)    749,624
-------------------------------------------------------------------------------------
Total Value of Investments (cost $20,565,292)               98.6%          19,366,188
Other Assets, Less Liabilities                               1.4              273,810
-------------------------------------------------------------------------------------
Net Assets                                                 100.0%         $19,639,998
=====================================================================================


  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors. At September 30, 2005, the Fund held eight securities that were fair valued by its Valuation Committee with an aggregate value of $231,663 representing 1.2% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on September 30, 2005

  + Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At September 30, 2005, the Fund held sixteen 144A securities with an aggregate value of $2,476,918 representing 12.6% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

    At September 30, 2005, the cost of investments for federal income tax purposes was $20,565,292. Accumulated net unrealized depreciation on investments was $1,199,104, consisting of $878,627 gross unrealized appreciation and $2,077,731 gross unrealized depreciation.

Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 29, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 29, 2005